Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases, Operating [Abstract]
Incurred lease expense	$ 712,000	$ 257,000	$ 168,000